Consolidated Statement of Cash Flows ¥ in Thousands	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities
Net loss		$ (33,112.81)
Changes in operating assets and liabilities:
Amounts due to a related party		33,112.81
Net cash used in operating activities
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Cash, beginning of the period
Cash, end of the period
Non-Cash investing and financing activities:
Net change in cash
Distoken Acquisition Corporation [Member]
Cash Flows from Operating Activities
Net loss	195,738					$ 100,345	$ 1,080,034	$ 1,304,731		$ (2,155)
Adjustments for:
Interest earned on investments held in Trust Account	(555,371)					(1,644,669)	(2,143,508)	(2,908,568)
Unrealized gain on investments held in Trust Account							(16,128)
Changes in operating assets and liabilities:
Increase in trade receivables							28	28
Prepaid expenses						8,853	(140,393)	(61,366)		(2,000)
Accounts payable and accrued expenses						795,725	582,143	204,769		305
Decrease in tax payable						143,970		630,367
Net cash flows generated from operating activities from continuing operations						(595,776)	(637,824)	(830,039)		(3,850)
Net cash used in operating activities						(595,776)	(637,824)	(830,039)		(3,850)
CASH FLOWS FROM/(USED IN) INVESTING ACTIVITIES
Investment of cash in Trust Account							(70,380,000)	(70,380,000)
Cash deposited into Trust Account for extension payments						(270,000)		(60,000)
Cash withdrawn from Trust Account in connection with redemption								31,907,588
Net cash flows used in investing activities from continuing operations						(270,000)	(70,380,000)	(38,532,412)
Total Net cash flows from/(used in) investing activities						(270,000)	(70,380,000)	(38,532,412)
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Proceeds from sale of Units, net of underwriting discounts paid							66,930,000	66,930,000
Proceeds from sale of Private Units							5,450,000	5,450,000
Proceeds from sale of Representative warrants							100	100
Advances from related party							35,430	35,430		157,017
Repayment of advances from related party							(251,969)	(251,969)
Repayment of promissory note – related party							(150,000)	(150,000)
Payment of offering costs						(70,000)	(647,036)	(647,036)		(153,167)
Proceeds from promissory note – related party						519,888
Proceeds from Due from Sponsor						60,000
Proceeds from extension note						270,000
Redemption of ordinary shares								(31,907,588)
Net cash flows used in financing activities from continuing operations						779,888	71,366,525	39,458,937		3,850
Total Net cash flows used in financing activities						779,888	71,366,525	39,458,937		3,850
Net Change in Cash						(85,888)	348,701	96,486
Cash, beginning of the period			96,486			96,486
Cash, end of the period	10,598					10,598	348,701	96,486
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs							70,600	70,000		297,049
Accretion of Class A ordinary shares to redemption value						1,770,699	11,412,003	12,089,247
Youlife International Holdings Inc [Member]
Cash Flows from Operating Activities
Net loss			136,000	¥ 992	¥ 38,678			13,980,000	¥ 99,263		¥ (223,534)
Net profit			193,000	1,405	38,732			13,668,000	97,046		(97,315)
Net profit from discontinued operations					8,543			2,503,000	17,774		(6,220)
Net profit from continuing operations			193,000	1,405	30,189			11,165,000	79,272		(91,095)
Adjustments for:
Depreciation of items of property and equipment			442,000	3,212	3,190			1,173,000	8,317		3,842
Amortization of right-of-use assets			916,000	6,656	7,648			2,154,000	15,296		13,462
Amortization of other intangible assets			173,000	1,256	1,941				3,263		1,200
Gain on dissolution of subsidiaries and branches			(182,000)	(1,322)	(8,507)			(4,129,000)	(29,312)		(16,010)
Fair value gains/(loss) from financial assets at fair value through profit or loss			2,924,000	21,248	(4,001)			(5,141,000)	(36,500)		(38,336)
Loss arising from lease termination											2,180
Impairment of trade receivables			(594,000)	(4,320)	1,392			(334,000)	(2,371)		26,246
Impairment of prepayments and other receivables			(885,000)	(6,432)	(2,057)			(1,351,000)	(9,590)		41,254
Foreign exchange differences, net			(3,000)	(20)	(577)			(533,000)	(3,783)		(17,039)
Share-based payment expense											20,811
Changes in operating assets and liabilities:
Increase in trade receivables			(327,000)	(2,373)	(56,496)			(19,830,000)	(140,792)		(15,261)
(Increase) /decrease in prepayments, other receivables and other assets			2,621,000	19,044	(562)			(351,000)	(2,493)		48,474
(Increase)/decrease in inventories			(234,000)	(1,701)	776			710,000	5,039		(8,301)
(Increase)/decrease in deferred tax assets, net			644,000	4,678	(25,481)			(4,996,000)	(35,469)
Increase/(decrease) in contract liability			(294,000)	(2,135)	6,139			(5,153,000)	36,583		749
Increase/(decrease) in trade and bills payables			(658,000)	(4,784)	23,833			9,117,000	64,728		16,396
(Decrease)/increase in other payables and accruals			(3,292,000)	(23,920)	40,492			11,601,000	82,363		(30,618)
Decrease in tax payable			(8,000)	(56)	(10,822)			(2,124,000)	(15,077)		(7,628)
Increase in right-of-use assets								(154,000)	(1,091)		(20,120)
Decrease in lease liabilities			(390,000)	(2,833)	(3,515)			(1,142,000)	(8,105)		(7,358)
Net cash flows generated from operating activities from continuing operations			1,046,000	7,603	3,582			1,448,000	10,278		(77,152)
Net cash flows generated from operating activities from discontinued operations					6,902			172,000	1,223		59,894
Net cash used in operating activities			1,046,000	7,603	10,484			1,620,000	11,501		(17,258)
CASH FLOWS FROM/(USED IN) INVESTING ACTIVITIES
Purchases of items of property and equipment			(153,000)	(1,110)	(20,290)			(13,331,000)	(94,652)		(10,630)
Purchases of items of intangible assets			(19,000)	(136)	(6,880)			(1,223,000)	(8,675)		(3,807)
Purchases of items of other non-current assets											(51,307)
Net cash paid for business acquisitions			(1,326,000)	(9,634)
Short-term investment					84,231			11,864,000	84,230		18,770
Net cash flows used in investing activities from continuing operations			(1,497,000)	(10,880)	57,061			(2,690,000)	(19,097)		(46,974)
Net cash flows used in investing activities from discontinued operations					17			(494,000)	(3,508)		(4,700)
Total Net cash flows from/(used in) investing activities			(1,497,000)	(10,880)	57,077			(3,184,000)	(22,605)		(51,674)
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Capital contribution from non-controlling shareholders											2,085
Dividends paid to non-controlling interests			(147,000)	(1,068)	(352)						(2,990)
Proceeds from issuance of convertible redeemable preferred shares											14,499
Payment for listing expenses			(1,272,000)	(9,241)	(11,759)			(6,541,000)	(46,442)		(22,315)
New bank and other borrowings			2,752,000	20,000	20,000			4,968,000	35,274
Repayment of bank and other borrowings			(2,752,000)	(20,000)				(1,268,000)	(9,000)		(32,000)
Repayment of advances from third parties			(5,282,000)	(38,387)	(12,961)			(13,592,000)	(96,500)
Net cash flows used in financing activities from continuing operations			(6,701,000)	(48,696)	(5,072)			(16,433,000)	(116,668)		(40,721)
Net cash flows used in financing activities from discontinued operations					(107,003)			(16,221,000)	(115,170)		58,342
Total Net cash flows used in financing activities			(6,701,000)	(48,696)	(112,075)			(32,654,000)	(231,838)		17,621
Net (decrease)/increase in cash and cash equivalents from continuing operations			(7,152,000)	(51,973)	55,571			(17,675,000)	(125,487)		(164,847)
Net decrease in cash and cash equivalents from discontinued operations					(100,085)			(16,543,000)	(117,455)		113,536
Effect of foreign exchange rate changes, net			2,000	17	610			413,000	2,931		3,989
Cash and cash equivalents at beginning of year from continuing operations	18,365,000		25,515,000	185,425	307,981	25,515,000	43,378,000	43,378,000	307,981		468,838
Cash and cash equivalents at beginning of the year from discontinued operations					120,980		$ 17,040,000	17,040,000	120,980		7,445
Less: cash and cash equivalents at end of the year from discontinued operations					20,896					17,040,000	120,980
Cash and cash equivalents at end of the year from continuing operations		18,365,000	18,365,000	133,469	364,162			25,515,000	185,425	43,378,000	307,981
Less: cash and cash equivalents at end of the year from discontinued operations								496,000	3,525		120,980
Cash and cash equivalents at end of the year from continuing operations								26,117,000	185,425		307,981
Supplemental disclosures of cash flow information:
Income taxes paid			596,000	4,330	8,286			1,333,000	9,467		24,311
Interest received | ¥									127		5,155
Non-Cash investing and financing activities:
Amortization of other intangible assets								460,000	8,103		5,530
Increase in contract liability			294,000	2,135	(6,139)			5,153,000	(36,583)		(749)
Net change in cash			18,365,000	133,469	385,058			26,613,000	188,950		428,961
Interest received								18,000
Less: cash and cash equivalents at end of the year from discontinued operations					¥ (20,896)					$ (17,040,000)	¥ (120,980)